Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE GROWTH TRUST
Entity Central Index Key	0000102816
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000014185
Shareholder Report [Line Items]
Fund Name	Eaton Vance China Equity Fund
Class Name	Class A
Trading Symbol	EVCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance China Equity Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	1.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.50%	[1]
AssetsNet	$ 37,486,306
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$37,486,306
# of Portfolio Holdings	69
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Utilities	1.0%
Real Estate	1.4%
Short-Term Investments	2.5%
Consumer Staples	2.8%
Health Care	3.0%
Energy	4.1%
Materials	5.5%
Industrials	8.9%
Information Technology	9.4%
Financials	19.1%
Communication Services	20.2%
Consumer Discretionary	22.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Tencent Holdings Ltd.	18.8%
Alibaba Group Holding Ltd.	14.4%
China Construction Bank Corp., Class H	7.5%
Zijin Mining Group Co. Ltd., Class H	4.0%
Ping An Insurance Group Co. of China Ltd., Class H	3.2%
Industrial & Commercial Bank of China Ltd., Class H	2.8%
NAURA Technology Group Co. Ltd., Class A	2.7%
Wuxi Biologics Cayman, Inc.	2.4%
China Shenhua Energy Co. Ltd., Class H	2.1%
PetroChina Co. Ltd., Class H	2.0%
Total	59.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014187
Shareholder Report [Line Items]
Fund Name	Eaton Vance China Equity Fund
Class Name	Class C
Trading Symbol	ECCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance China Equity Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$110	2.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.25%	[2]
AssetsNet	$ 37,486,306
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$37,486,306
# of Portfolio Holdings	69
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Utilities	1.0%
Real Estate	1.4%
Short-Term Investments	2.5%
Consumer Staples	2.8%
Health Care	3.0%
Energy	4.1%
Materials	5.5%
Industrials	8.9%
Information Technology	9.4%
Financials	19.1%
Communication Services	20.2%
Consumer Discretionary	22.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Tencent Holdings Ltd.	18.8%
Alibaba Group Holding Ltd.	14.4%
China Construction Bank Corp., Class H	7.5%
Zijin Mining Group Co. Ltd., Class H	4.0%
Ping An Insurance Group Co. of China Ltd., Class H	3.2%
Industrial & Commercial Bank of China Ltd., Class H	2.8%
NAURA Technology Group Co. Ltd., Class A	2.7%
Wuxi Biologics Cayman, Inc.	2.4%
China Shenhua Energy Co. Ltd., Class H	2.1%
PetroChina Co. Ltd., Class H	2.0%
Total	59.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014184
Shareholder Report [Line Items]
Fund Name	Eaton Vance China Equity Fund
Class Name	Class I
Trading Symbol	EICGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance China Equity Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.25%	[3]
AssetsNet	$ 37,486,306
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$37,486,306
# of Portfolio Holdings	69
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Utilities	1.0%
Real Estate	1.4%
Short-Term Investments	2.5%
Consumer Staples	2.8%
Health Care	3.0%
Energy	4.1%
Materials	5.5%
Industrials	8.9%
Information Technology	9.4%
Financials	19.1%
Communication Services	20.2%
Consumer Discretionary	22.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Tencent Holdings Ltd.	18.8%
Alibaba Group Holding Ltd.	14.4%
China Construction Bank Corp., Class H	7.5%
Zijin Mining Group Co. Ltd., Class H	4.0%
Ping An Insurance Group Co. of China Ltd., Class H	3.2%
Industrial & Commercial Bank of China Ltd., Class H	2.8%
NAURA Technology Group Co. Ltd., Class A	2.7%
Wuxi Biologics Cayman, Inc.	2.4%
China Shenhua Energy Co. Ltd., Class H	2.1%
PetroChina Co. Ltd., Class H	2.0%
Total	59.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000104752
Shareholder Report [Line Items]
Fund Name	Eaton Vance All Asset Strategy Fund
Class Name	Class A
Trading Symbol	EARAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance All Asset Strategy Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%	[4]
AssetsNet	$ 234,161,720
Holdings Count | Holding	255
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$234,161,720
# of Portfolio Holdings	255
Portfolio Turnover Rate	50%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	3.0%
Sovereign Government Bonds	3.1%
Exchange-Traded Funds	38.8%
Common Stocks	55.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eaton Vance Mortgage Opportunities ETF	11.0%
Eaton Vance Total Return Bond ETF	10.8%
iShares Core MSCI Emerging Markets ETF	4.2%
Vanguard Emerging Markets Government Bond ETF	4.1%
iShares TIPS Bond ETF	3.5%
Vanguard Short-Term Treasury ETF	3.2%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/29	3.1%
NVIDIA Corp.	2.5%
Apple, Inc.	2.3%
Microsoft Corp.	1.8%
Total	46.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000104753
Shareholder Report [Line Items]
Fund Name	Eaton Vance All Asset Strategy Fund
Class Name	Class C
Trading Symbol	ECRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance All Asset Strategy Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.76%	[5]
AssetsNet	$ 234,161,720
Holdings Count | Holding	255
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$234,161,720
# of Portfolio Holdings	255
Portfolio Turnover Rate	50%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	3.0%
Sovereign Government Bonds	3.1%
Exchange-Traded Funds	38.8%
Common Stocks	55.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eaton Vance Mortgage Opportunities ETF	11.0%
Eaton Vance Total Return Bond ETF	10.8%
iShares Core MSCI Emerging Markets ETF	4.2%
Vanguard Emerging Markets Government Bond ETF	4.1%
iShares TIPS Bond ETF	3.5%
Vanguard Short-Term Treasury ETF	3.2%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/29	3.1%
NVIDIA Corp.	2.5%
Apple, Inc.	2.3%
Microsoft Corp.	1.8%
Total	46.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000104754
Shareholder Report [Line Items]
Fund Name	Eaton Vance All Asset Strategy Fund
Class Name	Class I
Trading Symbol	EIRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance All Asset Strategy Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[6]
AssetsNet	$ 234,161,720
Holdings Count | Holding	255
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$234,161,720
# of Portfolio Holdings	255
Portfolio Turnover Rate	50%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	3.0%
Sovereign Government Bonds	3.1%
Exchange-Traded Funds	38.8%
Common Stocks	55.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eaton Vance Mortgage Opportunities ETF	11.0%
Eaton Vance Total Return Bond ETF	10.8%
iShares Core MSCI Emerging Markets ETF	4.2%
Vanguard Emerging Markets Government Bond ETF	4.1%
iShares TIPS Bond ETF	3.5%
Vanguard Short-Term Treasury ETF	3.2%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/29	3.1%
NVIDIA Corp.	2.5%
Apple, Inc.	2.3%
Microsoft Corp.	1.8%
Total	46.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092730
Shareholder Report [Line Items]
Fund Name	Eaton Vance Equity Strategy Fund
Class Name	Class A
Trading Symbol	ERBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Equity Strategy Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%	[7]
AssetsNet	$ 575,932,910
Holdings Count | Holding	252
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$575,932,910
# of Portfolio Holdings	252
Portfolio Turnover Rate	109%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	1.3%
Energy	1.9%
Consumer Staples	2.7%
Materials	3.2%
Utilities	3.4%
Short-Term Investments	5.9%
Communication Services	6.3%
Consumer Discretionary	6.8%
Health Care	7.2%
Exchange-Traded Funds	9.1%
Industrials	16.6%
Financials	17.1%
Information Technology	18.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
iShares Core MSCI Emerging Markets ETF	5.1%
NVIDIA Corp.	4.0%
Apple, Inc.	3.6%
Microsoft Corp.	2.8%
Amazon.com, Inc.	2.0%
Alphabet, Inc., Class A	1.9%
iShares MSCI Brazil ETF	1.8%
Meta Platforms, Inc., Class A	1.5%
Broadcom, Inc.	1.5%
iShares MSCI Taiwan ETF	1.2%
Total	25.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092731
Shareholder Report [Line Items]
Fund Name	Eaton Vance Equity Strategy Fund
Class Name	Class C
Trading Symbol	ERBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Equity Strategy Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.85%	[8]
AssetsNet	$ 575,932,910
Holdings Count | Holding	252
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$575,932,910
# of Portfolio Holdings	252
Portfolio Turnover Rate	109%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	1.3%
Energy	1.9%
Consumer Staples	2.7%
Materials	3.2%
Utilities	3.4%
Short-Term Investments	5.9%
Communication Services	6.3%
Consumer Discretionary	6.8%
Health Care	7.2%
Exchange-Traded Funds	9.1%
Industrials	16.6%
Financials	17.1%
Information Technology	18.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
iShares Core MSCI Emerging Markets ETF	5.1%
NVIDIA Corp.	4.0%
Apple, Inc.	3.6%
Microsoft Corp.	2.8%
Amazon.com, Inc.	2.0%
Alphabet, Inc., Class A	1.9%
iShares MSCI Brazil ETF	1.8%
Meta Platforms, Inc., Class A	1.5%
Broadcom, Inc.	1.5%
iShares MSCI Taiwan ETF	1.2%
Total	25.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092732
Shareholder Report [Line Items]
Fund Name	Eaton Vance Equity Strategy Fund
Class Name	Class I
Trading Symbol	ERBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Equity Strategy Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[9]
AssetsNet	$ 575,932,910
Holdings Count | Holding	252
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$575,932,910
# of Portfolio Holdings	252
Portfolio Turnover Rate	109%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	1.3%
Energy	1.9%
Consumer Staples	2.7%
Materials	3.2%
Utilities	3.4%
Short-Term Investments	5.9%
Communication Services	6.3%
Consumer Discretionary	6.8%
Health Care	7.2%
Exchange-Traded Funds	9.1%
Industrials	16.6%
Financials	17.1%
Information Technology	18.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
iShares Core MSCI Emerging Markets ETF	5.1%
NVIDIA Corp.	4.0%
Apple, Inc.	3.6%
Microsoft Corp.	2.8%
Amazon.com, Inc.	2.0%
Alphabet, Inc., Class A	1.9%
iShares MSCI Brazil ETF	1.8%
Meta Platforms, Inc., Class A	1.5%
Broadcom, Inc.	1.5%
iShares MSCI Taiwan ETF	1.2%
Total	25.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014191
Shareholder Report [Line Items]
Fund Name	Eaton Vance Worldwide Health Sciences Fund
Class Name	Class A
Trading Symbol	ETHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.15%	[10]
AssetsNet	$ 857,110,223
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$857,110,223
# of Portfolio Holdings	45
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Health Care Technology	0.6%
Health Care Services	0.7%
Health Care Distributors	1.1%
Health Care Supplies	1.5%
Managed Health Care	3.7%
Life Sciences Tools & Services	7.7%
Health Care Equipment	15.9%
Biotechnology	20.0%
Pharmaceuticals	48.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eli Lilly & Co.	11.3%
AbbVie, Inc.	6.7%
AstraZeneca PLC	6.5%
Johnson & Johnson	6.3%
Roche Holding AG PC	5.8%
Merck & Co., Inc.	4.4%
Bristol-Myers Squibb Co.	4.1%
UnitedHealth Group, Inc.	3.7%
Vertex Pharmaceuticals, Inc.	3.5%
Gilead Sciences, Inc.	3.3%
Total	55.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014193
Shareholder Report [Line Items]
Fund Name	Eaton Vance Worldwide Health Sciences Fund
Class Name	Class C
Trading Symbol	ECHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.90%	[11]
AssetsNet	$ 857,110,223
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$857,110,223
# of Portfolio Holdings	45
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Health Care Technology	0.6%
Health Care Services	0.7%
Health Care Distributors	1.1%
Health Care Supplies	1.5%
Managed Health Care	3.7%
Life Sciences Tools & Services	7.7%
Health Care Equipment	15.9%
Biotechnology	20.0%
Pharmaceuticals	48.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eli Lilly & Co.	11.3%
AbbVie, Inc.	6.7%
AstraZeneca PLC	6.5%
Johnson & Johnson	6.3%
Roche Holding AG PC	5.8%
Merck & Co., Inc.	4.4%
Bristol-Myers Squibb Co.	4.1%
UnitedHealth Group, Inc.	3.7%
Vertex Pharmaceuticals, Inc.	3.5%
Gilead Sciences, Inc.	3.3%
Total	55.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081646
Shareholder Report [Line Items]
Fund Name	Eaton Vance Worldwide Health Sciences Fund
Class Name	Class I
Trading Symbol	EIHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[12]
AssetsNet	$ 857,110,223
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$857,110,223
# of Portfolio Holdings	45
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Health Care Technology	0.6%
Health Care Services	0.7%
Health Care Distributors	1.1%
Health Care Supplies	1.5%
Managed Health Care	3.7%
Life Sciences Tools & Services	7.7%
Health Care Equipment	15.9%
Biotechnology	20.0%
Pharmaceuticals	48.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eli Lilly & Co.	11.3%
AbbVie, Inc.	6.7%
AstraZeneca PLC	6.5%
Johnson & Johnson	6.3%
Roche Holding AG PC	5.8%
Merck & Co., Inc.	4.4%
Bristol-Myers Squibb Co.	4.1%
UnitedHealth Group, Inc.	3.7%
Vertex Pharmaceuticals, Inc.	3.5%
Gilead Sciences, Inc.	3.3%
Total	55.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014194
Shareholder Report [Line Items]
Fund Name	Eaton Vance Worldwide Health Sciences Fund
Class Name	Class R
Trading Symbol	ERHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$74	1.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.40%	[13]
AssetsNet	$ 857,110,223
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$857,110,223
# of Portfolio Holdings	45
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Health Care Technology	0.6%
Health Care Services	0.7%
Health Care Distributors	1.1%
Health Care Supplies	1.5%
Managed Health Care	3.7%
Life Sciences Tools & Services	7.7%
Health Care Equipment	15.9%
Biotechnology	20.0%
Pharmaceuticals	48.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eli Lilly & Co.	11.3%
AbbVie, Inc.	6.7%
AstraZeneca PLC	6.5%
Johnson & Johnson	6.3%
Roche Holding AG PC	5.8%
Merck & Co., Inc.	4.4%
Bristol-Myers Squibb Co.	4.1%
UnitedHealth Group, Inc.	3.7%
Vertex Pharmaceuticals, Inc.	3.5%
Gilead Sciences, Inc.	3.3%
Total	55.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
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[11]	Annualized
[12]	Annualized
[13]	Annualized